Summary of Allowance for Loan Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
IFRS Statement [Line Items]
Balance at beginning of period			$ 6,432
Total Allowance, including off-balance sheet instruments, at end of period	$ 7,644	$ 6,910	7,644	$ 6,910
Total Allowance for Loan Losses at end of period	6,644	6,076	6,644	6,076
Less: Total Allowance for off-balance sheet instruments	1,000	834	1,000	834
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	330	250	323	261
Net remeasurement due to transfers into stage	1	(5)		(6)
New originations or purchases	8	12	16	16
Net repayments	(2)	(2)	(4)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(8)	(13)	(16)	(29)
Changes to risk, parameters, and models	5	10	20	15
Write-offs	(3)	(1)	(5)	(4)
Recoveries		3	1	4
Foreign exchange and other adjustments	3	1	(1)	2
Total Allowance for Loan Losses at end of period	334	255	334	255
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,753	1,592	1,704	1,649
Balance at beginning of period			1,623
Net remeasurement due to transfers into stage	4	(3)	7	(18)
New originations or purchases	99	65	198	121
Net repayments	(30)	(41)	(73)	(84)
Derecognition of financial assets (excluding disposals and write-offs)	(48)	(76)	(99)	(159)
Changes to risk, parameters, and models	158	168	412	305
Write-offs	(254)	(192)	(520)	(389)
Recoveries	73	76	143	148
Foreign exchange and other adjustments	11	6	(6)	22
Total Allowance, including off-balance sheet instruments, at end of period	1,766	1,595	1,766	1,595
Total Allowance for Loan Losses at end of period	1,678	1,518	1,678	1,518
Less: Total Allowance for off-balance sheet instruments	88	77	88	77
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,407	2,328	2,352	2,314
Balance at beginning of period			1,747
Net remeasurement due to transfers into stage	(1)	2	(8)	(9)
New originations or purchases	46	38	97	109
Net repayments	43	(11)	91	4
Derecognition of financial assets (excluding disposals and write-offs)	(98)	(71)	(174)	(180)
Changes to risk, parameters, and models	337	76	658	227
Write-offs	(357)	(241)	(671)	(462)
Recoveries	74	78	143	155
Foreign exchange and other adjustments	29	14	(8)	55
Total Allowance, including off-balance sheet instruments, at end of period	2,480	2,213	2,480	2,213
Total Allowance for Loan Losses at end of period	1,841	1,668	1,841	1,668
Less: Total Allowance for off-balance sheet instruments	639	545	639	545
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,987	2,971	2,984	3,022
Net remeasurement due to transfers into stage	(9)	(12)	(13)	(16)
New originations or purchases	265	222	597	478
Net repayments	(9)	(10)	(50)	(46)
Derecognition of financial assets (excluding disposals and write-offs)	(390)	(363)	(862)	(797)
Changes to risk, parameters, and models	229	41	493	174
Write-offs	(65)	(28)	(108)	(54)
Recoveries	8	14	20	26
Foreign exchange and other adjustments	48	12	3	60
Total Allowance, including off-balance sheet instruments, at end of period	3,064	2,847	3,064	2,847
Total Allowance for Loan Losses at end of period	2,791	2,635	2,791	2,635
Less: Total Allowance for off-balance sheet instruments	273	212	273	212
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,522
Total Allowance, including off-balance sheet instruments, at end of period	3,016	2,745	3,016	2,745
Total Allowance for Loan Losses at end of period	2,551	2,346	2,551	2,346
Less: Total Allowance for off-balance sheet instruments	465	399	465	399
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	129	30	127	35
Transfer to Stage				(7)
Net remeasurement due to transfers into stage	(4)	(7)	(11)	(11)
New originations or purchases	8	12	16	16
Net repayments	(1)	(1)	(2)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(1)	(2)	(2)
Changes to risk, parameters, and models	(28)	43	(52)	21
Foreign exchange and other adjustments	1	1	(1)	1
Total Allowance for Loan Losses at end of period	116	130	116	130
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	21	56	56	79
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(3)	(14)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)		(1)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	675	549	654	550
Balance at beginning of period			619
Net remeasurement due to transfers into stage	(48)	(58)	(101)	(108)
New originations or purchases	99	65	198	121
Net repayments	(1)	(20)	(23)	(40)
Derecognition of financial assets (excluding disposals and write-offs)	(17)	(20)	(35)	(42)
Changes to risk, parameters, and models	(124)	(90)	(218)	(229)
Foreign exchange and other adjustments	5	2	(2)	7
Total Allowance, including off-balance sheet instruments, at end of period	675	568	675	568
Total Allowance for Loan Losses at end of period	638	535	638	535
Less: Total Allowance for off-balance sheet instruments	37	33	37	33
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	136	190	306	394
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(48)	(47)	(100)	(81)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(3)	(4)	(4)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	956	897	954	878
Balance at beginning of period			685
Net remeasurement due to transfers into stage	(127)	(107)	(266)	(203)
New originations or purchases	46	38	97	109
Net repayments	34	(15)	62	(5)
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(10)	(22)	(33)
Changes to risk, parameters, and models	(135)	(189)	(255)	(408)
Foreign exchange and other adjustments	11	6	(3)	22
Total Allowance, including off-balance sheet instruments, at end of period	964	921	964	921
Total Allowance for Loan Losses at end of period	686	676	686	676
Less: Total Allowance for off-balance sheet instruments	278	245	278	245
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	270	373	569	697
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(76)	(68)	(162)	(126)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(5)	(4)	(10)	(10)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,265	1,181	1,220	1,186
Net remeasurement due to transfers into stage	(36)	(27)	(64)	(47)
New originations or purchases	265	222	597	478
Net repayments	28	13	32	17
Derecognition of financial assets (excluding disposals and write-offs)	(163)	(148)	(351)	(356)
Changes to risk, parameters, and models	(125)	(160)	(116)	(206)
Foreign exchange and other adjustments	33	7	13	29
Total Allowance, including off-balance sheet instruments, at end of period	1,261	1,126	1,261	1,126
Total Allowance for Loan Losses at end of period	1,111	1,005	1,111	1,005
Less: Total Allowance for off-balance sheet instruments	150	121	150	121
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	122	122	222	209
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(124)	(84)	(283)	(183)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)		(9)	(1)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period			3,149
Total Allowance, including off-balance sheet instruments, at end of period	3,766	3,458	3,766	3,458
Total Allowance for Loan Losses at end of period	3,234	3,025	3,234	3,025
Less: Total Allowance for off-balance sheet instruments	532	433	532	433
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	150	175	140	175
Net remeasurement due to transfers into stage	5	2	11	5
Net repayments	(1)	(1)	(2)	(2)
Derecognition of financial assets (excluding disposals and write-offs)	(4)	(7)	(8)	(11)
Changes to risk, parameters, and models	30	(43)	68	(22)
Foreign exchange and other adjustments	1	0		1
Total Allowance for Loan Losses at end of period	169	75	169	75
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(21)	(55)	(55)	(78)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	12	5	23	12
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(1)	(8)	(5)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	916	883	896	960
Balance at beginning of period			850
Net remeasurement due to transfers into stage	49	53	103	86
Net repayments	(26)	(18)	(44)	(38)
Derecognition of financial assets (excluding disposals and write-offs)	(23)	(42)	(47)	(90)
Changes to risk, parameters, and models	117	173	277	332
Foreign exchange and other adjustments	5	4	(3)	14
Total Allowance, including off-balance sheet instruments, at end of period	921	872	921	872
Total Allowance for Loan Losses at end of period	870	828	870	828
Less: Total Allowance for off-balance sheet instruments	51	44	51	44
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(135)	(189)	(303)	(392)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	67	64	137	109
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(49)	(56)	(95)	(109)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,198	1,269	1,191	1,298
Balance at beginning of period			855
Net remeasurement due to transfers into stage	121	104	248	185
Net repayments	(6)	(1)	1
Derecognition of financial assets (excluding disposals and write-offs)	(23)	(24)	(41)	(75)
Changes to risk, parameters, and models	284	225	554	545
Foreign exchange and other adjustments	14	7	(5)	28
Total Allowance, including off-balance sheet instruments, at end of period	1,235	1,117	1,235	1,117
Total Allowance for Loan Losses at end of period	874	817	874	817
Less: Total Allowance for off-balance sheet instruments	361	300	361	300
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(264)	(368)	(558)	(688)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	90	77	188	143
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(179)	(172)	(343)	(319)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,356	1,471	1,417	1,526
Net remeasurement due to transfers into stage	27	15	51	31
Net repayments	(18)	(17)	(39)	(33)
Derecognition of financial assets (excluding disposals and write-offs)	(121)	(126)	(272)	(279)
Changes to risk, parameters, and models	192	96	256	171
Foreign exchange and other adjustments	18	8	(2)	35
Total Allowance, including off-balance sheet instruments, at end of period	1,441	1,394	1,441	1,394
Total Allowance for Loan Losses at end of period	1,321	1,305	1,321	1,305
Less: Total Allowance for off-balance sheet instruments	120	89	120	89
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(122)	(122)	(220)	(208)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	127	91	289	192
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(18)	(22)	(39)	(41)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period			761
Total Allowance, including off-balance sheet instruments, at end of period	862	707	862	707
Total Allowance for Loan Losses at end of period	859	705	859	705
Less: Total Allowance for off-balance sheet instruments	3	2	3	2
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	51	45	56	51
Net repayments	0		0
Derecognition of financial assets (excluding disposals and write-offs)	(3)	(5)	(6)	(16)
Changes to risk, parameters, and models	3	10	4	16
Write-offs	(3)	(1)	(5)	(4)
Recoveries		3	1	4
Foreign exchange and other adjustments	1
Total Allowance for Loan Losses at end of period	49	50	49	50
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage		(1)	(1)	(1)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(2)	(9)	(5)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	4	1	9	5
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	162	160	154	139
Balance at beginning of period			154
Net remeasurement due to transfers into stage	3	2	5	4
Net repayments	(3)	(3)	(6)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(8)	(14)	(17)	(27)
Changes to risk, parameters, and models	165	85	353	202
Write-offs	(254)	(192)	(520)	(389)
Recoveries	73	76	143	148
Foreign exchange and other adjustments	1		(1)	1
Total Allowance, including off-balance sheet instruments, at end of period	170	155	170	155
Total Allowance for Loan Losses at end of period	170	155	170	155
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(3)	(2)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(19)	(17)	(37)	(28)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	51	59	99	113
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	253	162	207	138
Balance at beginning of period			207
Net remeasurement due to transfers into stage	5	5	10	9
Net repayments	15	5	28	9
Derecognition of financial assets (excluding disposals and write-offs)	(65)	(37)	(111)	(72)
Changes to risk, parameters, and models	188	40	359	90
Write-offs	(357)	(241)	(671)	(462)
Recoveries	74	78	143	155
Foreign exchange and other adjustments	4	1		5
Total Allowance, including off-balance sheet instruments, at end of period	281	175	281	175
Total Allowance for Loan Losses at end of period	281	175	281	175
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(5)	(11)	(9)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(14)	(9)	(26)	(17)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	184	176	353	329
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	366	319	347	310
Net repayments	(19)	(6)	(43)	(30)
Derecognition of financial assets (excluding disposals and write-offs)	(106)	(89)	(239)	(162)
Changes to risk, parameters, and models	162	105	353	209
Write-offs	(65)	(28)	(108)	(54)
Recoveries	8	14	20	26
Foreign exchange and other adjustments	(3)	(3)	(8)	(4)
Total Allowance, including off-balance sheet instruments, at end of period	362	327	362	327
Total Allowance for Loan Losses at end of period	359	325	359	325
Less: Total Allowance for off-balance sheet instruments	3	2	3	2
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage			(2)	(1)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(7)	(6)	(9)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 22	$ 22	$ 48	$ 42